Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding principal	$ 373,306	$ 212,333
Lampung facility unamortized debt issuance cost	(11,745)	(14,130)
Gallant facility unamortized fair value premium of debt assumed	1,282	0
Total debt	362,843	198,203
Less: Current portion of long-term debt	(32,208)	(19,062)
Long-term debt	330,635	179,141
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	153,755	168,640
FSRU tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	39,517	43,693
Commercial tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	139,701	0
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 40,333	$ 0